Income taxes - Reconciliation of reported income taxes with income taxes calculated (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net earnings	$ 2,970	$ 3,087
Add back income taxes	1,039	1,110
Earnings before income taxes	$ 4,009	$ 4,197
Applicable statutory tax rate	27.10%	27.10%
Income taxes computed at applicable statutory rates	$ (1,086)	$ (1,137)
Non-taxable portion of (losses) gains on investments	(1)	11
Uncertain tax positions	16	(9)
Effect of change in provincial corporate tax rate	(3)	4
Change in estimate relating to prior periods	51	46
Non-taxable portion of equity losses	(10)	(23)
Other	(6)	(2)
Total income taxes	$ (1,039)	$ (1,110)
Average effective tax rate	25.90%	26.40%